Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business Combination
The Company accounts for business combinations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standard Codification (“ASC”) 805,
Business Combinations
. Accordingly, identifiable tangible and intangible assets acquired, and liabilities assumed are recorded at their estimated fair values, the excess of the purchase consideration over the fair values of net assets acquired is recorded as goodwill, and transaction costs are expensed as incurred. The Company includes the results of operations of the businesses that are acquired as of the acquisition date.
Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, valuation of share-based compensation, accounting for warrants, allowance for credit losses, useful lives of internally developed software, fair values of net assets acquired, goodwill, intangible assets and property and equipment, incurred but not reported (“IBNR”) reserves, whether an arrangement is or contains a lease, the incremental borrowing rate used for operating leases, income tax accruals, the valuation allowance for deferred income taxes, and contingent liabilities.
The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.
Restricted Cash
Restricted cash balances are composed of funds held on behalf of clients in a fiduciary capacity, cash held in a separate bank account pledged to a bank as collateral for a bank guarantee provided to the lessor to secure the Company’s obligations under a lease agreement, cash in a money market account as required by a credit card company for collateral, and a certificate of deposit held for collateral of a letter of credit. Fiduciary funds generally cannot be utilized for general corporate purposes and are not a source of liquidity for the Company. A corresponding fiduciary obligation, included in current liabilities in the accompanying condensed consolidated balance sheets, exists for disbursements to be made on behalf of the clients and may be more than the restricted cash balance if payment from customers has not been received.
Capitalized Software
The Company complies with the guidance of ASC Topic 350-40, “Intangibles—Goodwill and Other—Internal Use Software”, in accounting for its internally developed system projects that it utilizes to provide its services to customers. These system projects generally relate to software of the Company that is not intended for sale or otherwise marketed. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Once a project has reached the development stage, the Company capitalizes direct internal and external costs until the software is substantially complete and ready for its intended use. Costs for upgrades and enhancements are capitalized, whereas, costs incurred for maintenance are expensed as incurred. These capitalized software costs are amortized on a project-by-
project basis over the expected economic life of the underlying software on a straight-line basis, which is generally three to five years. Amortization commences when the software is available for its intended use.
Goodwill
Goodwill is recognized and initially measured as any excess of the acquisition-date consideration transferred in a business combination over the acquisition-date amounts recognized for the net identifiable assets acquired. Goodwill is not amortized but is tested for impairment annually, or more frequently if an event occurs or circumstances change that would more likely than not result in an impairment of goodwill. The Company operates in one reportable segment and reporting unit; therefore, goodwill is tested for impairment at the consolidated level. First, the Company assesses qualitative factors to determine whether or not it is more likely than not that the fair value of a reporting unit is less than it’s carrying amount. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company conducts a quantitative goodwill impairment test comparing the fair value of the applicable reporting unit with its carrying value. If the carrying amount of the reporting unit exceeds the fair value of the reporting unit, the Company recognizes an impairment loss in the condensed consolidated statement of operations for the amount by which the carrying amount exceeds the fair value of the reporting unit. The Company performs its annual goodwill impairment test at December 31, and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of goodwill below its carrying value. There was no goodwill impairment for the six months ended June 30, 2023 and 2022.
Intangible Assets
Intangible assets consist of customer relationships,
non-compete
agreements, and amounts attributed to patent and patent applications that were acquired through an acquisition and are amortized on a straight-line basis over useful lives ranging from five to ten years. The Company’s intangible assets are reviewed for impairment when events or circumstances indicate their carrying amounts may not be recoverable. The Company reviews the recoverability of its intangible assets by comparing the carrying value of such assets to the related undiscounted value of the projected cash flows associated with the assets, or asset group. If the carrying value is found to be greater, the Company records an impairment loss for the excess of book value over fair value. No impairment of the Company’s intangible assets was recorded for the six months ended June 30, 2023 and 2022.
Revenue Recognition
Third Party Administrator Revenue
Revenue is recognized when control of the promised services is transferred to the Company’s customers in an amount that reflects the consideration expected to be entitled to in exchange for those services. As the Company completes its performance obligations, it has an unconditional right to consideration, as outlined in the Company’s contracts.
The Company also provides certain performance guarantees under their contracts with customers. Customers may be entitled to receive compensation if the Company fails to meet the guarantees. Actual performance is compared to the contractual guarantee for each measure throughout the period. The Company had performance guarantee liabilities of $295,614, which is included in accrued expenses on the accompanying condensed consolidated balance sheet as of June 30, 2023.

Significant Payment Terms
Generally, the Company’s accounts receivable are expected to be collected in 30 days in accordance with the underlying payment terms. Invoices for services are typically sent to the customer on the 15 th
day of the month prior to the service month with a
10-day
payment term. The Company does not offer discounts if the customer pays some or all of the invoiced amount prior to the due date.
Consideration paid for services rendered by the Company is nonrefundable. Therefore, at the time revenue is recognized, the Company does not estimate expected refunds for services.
The Company uses the practical expedient and does not account for significant financing components because the period between recognition and collection does not exceed one year for all of the Company’s contracts.
Timing of Performance Obligations
All of the Company’s contracts with customers obligate the Company to perform services. Services provided include health and welfare administration, dependent eligibility verification, COBRA administration, and benefit billing. Revenue is recognized over time as services are provided as the performance obligations are satisfied through the effort expended to research, investigate, evaluate, document, and report claims, and control of these services is transferred to the customer. The Company has the right to receive payment for all services rendered.
Determining and Allocating the Transaction Price
The transaction price of a contract is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer.
To determine the transaction price of a contract, the Company considers its customary business practices and the terms of the contract. For the purpose of determining transaction prices, the Company assumes that the services will be transferred to the customer as promised in accordance with existing contracts and that the contracts will not be canceled, renewed, or modified.
The Company’s contracts with customers have fixed fee prices that are denominated per covered employee per month. The Company includes amounts of variable consideration in a contract’s transaction price only to the extent that it is probable that the amounts will not be subject to significant reversals (that is, downward adjustments to revenue recognized for satisfied performance obligations). In determining amounts of variable consideration to include in a contract’s transaction price, the Company relies on its experience and other evidence that supports its qualitative assessment of whether revenue would be subject to a significant reversal. The Company considers all the facts and circumstances associated with both the risk of a revenue reversal arising from an uncertain future event and the magnitude of the reversal if that uncertain event were to occur.
Captive Revenue
All general insurance premiums pertain to annual policies and are reflected in income on a pro-rata
basis.
Loss and Loss Adjustment Expenses
The establishment of loss reserves by the policies primary insurer is a reasonably complex and dynamic process influenced by a large variety of factors. These factors principally include past experience with like claims. Consequently, the reserves established are a reflection of the opinions of a large number of persons and the Company is exposed to the possibility of higher or lower than anticipated loss cost due to real expense.

Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of outstanding shares of common stock for the period, considering the effect of participating securities. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding. During the periods when they are anti-dilutive, shares of common stock equivalents, if any, are not considered in the computation. At June 30, 2023 and 2022, there were 1,149,108 and 839,994 common stock equivalents, respectively. For the six months ended June 30, 2023 and 2022, these potential shares were excluded from the shares used to calculate diluted net loss per share as their effect would have been antidilutive.
Recently Issued Accounting Pronouncements
In September 2022, the FASB issued ASU
No. 2022-04,
“Liabilities—Supplier Finance Programs
(Subtopic 405-50):
Disclosure of Supplier Finance Program Obligations,” which is intended to enhance the transparency surrounding the use of supplier finance programs. The amendments in this update require a buyer in a supplier finance program to disclose information about the program’s nature, activity during the period, changes from period to period, and potential magnitude. The Company adopted the guidance when it became effective on January 1, 2023, except for the rollforward requirement, which becomes effective January 1, 2024. The Company does not have any supplier finance programs, and accordingly the adoption did not have a material impact on the Company’s condensed consolidated financial statements and the Company does not believe the impact of adopting the rollforward requirement in this accounting standard update will be material to the condensed consolidated financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
“Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. For the Company, the new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. The Company is currently evaluating the impact of this accounting standard update on its condensed consolidated financial statements.

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
These consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States of America (“GAAP”), expressed in U.S. dollars. The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with GAAP. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Marpai Administrators is included as of April 1, 2021, the date of the CB Acquisition (see Note 4) and Maestro from November 1, 2022, the date of the Maestro Acquisition (see Note 4). All significant intercompany balances and transactions have been eliminated in consolidation.
Effective as of June 29, 2023, the Company effected a reverse stock split of its outstanding shares of at a ratio of one-for-four
(the “Reverse Split”). The Reverse Split, was approved by the Company’s board of directors and a majority of its stockholders at the Company’s special meeting convened on June 26, 2023. All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Split, unless otherwise stated.
Business Combination
The Company accounts for business combinations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standard Codification (“ASC”) 805,
Business Combinations
. Accordingly, identifiable tangible and intangible assets acquired and liabilities assumed are recorded at their estimated fair values, the excess of the purchase consideration over the fair values of net assets acquired is recorded as goodwill, and transaction costs are expensed as incurred. The Company includes the results of operations of the businesses that are acquired as of the acquisition date.
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, valuation of share-based compensation, valuation of the Company’s common stock prior to the IPO, accounting for warrants, allowance for doubtful accounts, useful lives of internally developed software, fair values of net assets acquired, goodwill, intangible assets and property and equipment, whether an arrangement is or contains a lease, the incremental borrowing rate used for operating leases, income tax accruals, the valuation allowance for deferred income taxes, and contingent liabilities.
The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash consists of funds held in bank accounts. Cash equivalents consist of short-term, highly liquid investments with original maturities of 90 days or less at the time of purchase and generally include money market accounts.
Concentrations of Credit Risk
The Company maintains cash accounts with financial institutions. At times, balances in these accounts may exceed federally insured limits. The amounts over the federally insured limits as of December 31, 2022 and 2021 was approximately $13,137,000 and $18,777,000, respectively. No losses have been incurred to date on any deposit balances.
For the years ended December 31, 2022 and 2021, no customer accounted for greater than 10% of total revenue. At December 31, 2022, one customer accounted for 11.2% of accounts receivable. At December 31, 2021, three customers accounted for 43%, 26%, and 24% of accounts receivable, respectively.
Restricted Cash
Restricted cash balances are composed of funds held on behalf of clients in a fiduciary capacity, cash held in a separate bank account pledged to a bank as collateral for a bank guarantee provided to the lessor to secure the Company’s obligations under a lease agreement, cash in a money market account as required by a credit card company for collateral, and a certificate of deposit (“CD”) held for collateral of a letter of credit. Fiduciary funds generally cannot be utilized for general corporate purposes and are not a source of liquidity for the Company. A corresponding fiduciary obligation, included in current liabilities in the accompanying consolidated balance sheets, exists for disbursements to be made on behalf of the clients and may be more than the restricted cash balance if payment from customers has not been received.
Accounts Receivable
Accounts receivable are recorded at the net invoiced amount, net of allowances for credit losses, and do not bear interest. Unbilled receivables are for services rendered but not yet billed to the customer, which typically occurs within one month.

The Company periodically reviews accounts receivable balances and provides an allowance for credit losses to the extent deemed uncollectible. The allowance for credit losses is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The allowance is based on our estimate of expected credit losses for outstanding trade accounts receivables and unbilled receivables. The Company determines expected credit losses based on historical write-off
experience, an analysis of the aging of outstanding receivables, customer payment patterns, the establishment of specific reserves for customers in an adverse financial condition, and our expectations of changes in macro-economic conditions, including the ongoing
COVID-19
pandemic, that may impact the collectability of outstanding receivables. Balances are considered past due based on invoiced terms. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company had an allowance for credit losses of $23,458 and $0, as of December 31, 2022 and 2021, respectively.
Fair Value Measurements
The Company is required to disclose information on all assets and liabilities reported
at fair value that enables an assessment of the inputs used in determining the reported fair values. Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are what market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
The three levels of inputs that may be used to measure fair value are described below:
Level 1—Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.
Level 3—Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include accounts receivable, accounts payable, accrued expenses, and debt at fixed interest rates, approximate their fair values at December 31, 2022 and 2021, principally due to the short-term nature, maturities, or nature of interest rates of the above listed items.
Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or circumstances exist that indicate the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets is measured by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to be generated by the assets. If the asset or asset group is considered to be impaired, an impairment loss would be recorded to adjust the carrying amounts to the estimated fair value. Management has determined that no impairment of long-lived assets exists, and accordingly, no adjustments to the carrying amounts of the Company’s long-lived assets have been made for the years ended December 31, 2022 and 2021.

Property and Equipment
Property and equipment consisting of office and computer equipment, furniture and fixtures, and leasehold improvements are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives.

Useful Lives
Equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of useful life of asset or lease term
Capitalized Software
The Company complies with the guidance of ASC Topic
350-40,
“Intangibles—Goodwill and Other—Internal Use Software”, in accounting for its internally developed system projects that it utilizes to provide its services to customers. These system projects generally relate to software of the Company that is not intended for sale or otherwise marketed. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Once a project has reached the development stage, the Company capitalizes direct internal and external costs until the software is substantially complete and ready for its intended use. Costs for upgrades and enhancements are capitalized, whereas, costs incurred for maintenance are expensed as incurred. These capitalized software costs are amortized on a project-by-
project basis over the expected economic life of the underlying software on a straight-line basis, which is generally three to five years. Amortization commences when the software is available for its intended use.
Goodwill
Goodwill is recognized and initially measured as any excess of the acquisition-date consideration transferred in a business combination over the acquisition-date amounts recognized for the net identifiable assets acquired. Goodwill is not amortized but is tested for impairment annually, or more frequently if an event occurs or circumstances change that would more likely than not result in an impairment of goodwill. The Company operates in one reporting segment and reporting unit; therefore, goodwill is tested for impairment at the consolidated level. First, the Company assesses qualitative factors to determine whether or not it is more likely than not that the fair value of a reporting unit is less than it’s carrying amount. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company conducts a quantitative goodwill impairment test comparing the fair value of the applicable reporting unit with its carrying value. If the carrying amount of the reporting unit exceeds the fair value of the reporting unit, the Company recognizes an impairment loss in the consolidated statement of operations for the amount by which the carrying amount exceeds the fair value of the reporting unit. The Company performs its annual goodwill impairment test at December 31. There was no goodwill impairment for the years ended December 31, 2022 and 2021.
Intangible Assets
Intangible assets consist of customer relationships,
non-compete
agreements, and amounts attributed to patent and patent applications that were acquired through an acquisition and are amortized on a straight-line basis over useful lives ranging from five to ten years. The Company’s intangible assets are reviewed for impairment when events or circumstances indicate their carrying amounts may not be recoverable. The Company reviews the recoverability of its intangible assets by comparing the carrying value of such assets to the related undiscounted value of the projected cash flows associated with the assets, or asset group. If the carrying value is found to be greater, the Company records an impairment loss for the excess of book value over fair value. No impairment of the Company’s intangible assets was recorded for the years ended December 31, 2022 and 2021.

Income Taxes
The Company accounts for income taxes using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, net operating losses, tax credit and other carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates when the assets and liabilities are expected to be realized or settled. The Company regularly reviews deferred tax assets for realizability and establishes valuation allowances based on available evidence including historical operating losses, projected future taxable income, expected timing of the reversals of existing temporary differences, and appropriate tax planning strategies. If the Company’s assessment of the realizability of a deferred tax asset changes, an increase to a valuation allowance will result in a reduction of net earnings at that time, while the reduction of a valuation allowance will result in an increase of net earnings at that time.
The Company follows ASC Topic
740-10-65-1
in accounting for uncertainty in income taxes by prescribing rules for recognition, measurement, and classification in financial statements of tax positions taken or expected to be in a tax return. This prescribes a two-step
process for the financial statement measurement and recognition of a tax position. The first step involves the determination of whether it is more likely than not (greater than 50 percent likelihood) that a tax position will be sustained upon examination, based on the technical merits of the position. The second step requires that any tax position that meets the more likely than not recognition threshold be measured and recognized in the financial statements at the largest amount of benefit that is a greater than 50 percent likelihood of being realized upon ultimate settlement. This topic also provides guidance on the accounting for related interest and penalties, financial statement classification and disclosure. The Company’s policy is that any interest or penalties related to uncertain tax positions are recognized in income tax expense when incurred. The Company has no uncertain tax positions or related interest or penalties requiring accrual at December 31, 2022 and 2021.
Revenue Recognition
Revenue is recognized when control of the promised services is transferred to the Company’s customers in an amount that reflects the consideration expected to be entitled to in exchange for those services. As the Company completes its performance obligations, it has an unconditional right to consideration, as outlined in the Company’s contracts.
Contract Balances
At December 31, 2022 and 2021, the balances of the Company’s accounts receivable from contracts with customers, net of related allowances for credit losses, were $1,437,786 and $208,762, respectively, and the balance of the Company’s unbilled receivable from a contract with a customer was $350,393 and $14,978, respectively. When the Company receives consideration from a customer prior to transferring services to the customer under the terms of the customer contracts, it records deferred revenue on the Company’s consolidated balance sheet, which represents a contract liability. At December 31, 2022 and 2021, the balance of deferred revenue was $288,499 and $1,165,248, respectively. The Company anticipates that it will satisfy all of its performance obligations associated with its contract liabilities within a year.
The Company also provides certain performance guarantees under their contracts with customers. Customers may be entitled to receive compensation if the Company fails to meet the guarantees. Actual performance is compared to the contractual guarantee for each measure throughout the period. at December 31, 2022 and 2021, the Company had performance guarantee liabilities of $244,029 and $418,988, respectively, which are included in accrued expenses on the accompanying consolidated balance sheets.

Significant Payment Terms
Generally, the Company’s accounts receivable are expected to be collected in 30 days in accordance with the underlying payment terms. Invoices for services are typically sent to the customer on the 15th day of the month prior to the service month with a
10-day
payment term. The Company does not offer discounts if the customer pays some or all of the invoiced amount prior to the due date.
Consideration paid for services rendered by the Company is nonrefundable. Therefore, at the time revenue is recognized, the Company does not estimate expected refunds for services.
The Company uses the practical expedient and does not account for significant financing components because the period between recognition and collection does not exceed one year for all of the Company’s contracts.
Timing of Performance Obligations
All of the Company’s contracts with customers obligate the Company to perform services. Services provided include health and welfare administration, dependent eligibility verification, COBRA administration, benefit billing, cost containment services and care management services. Revenue is recognized over time as services are provided as the performance obligations are satisfied through the effort expended to research, investigate, evaluate, document, and report claims, and control of these services is transferred to the customer. The Company has the right to receive payment for all services rendered.
Determining and Allocating the Transaction Price
The transaction price of a contract is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer.
To determine the transaction price of a contract, the Company considers its customary business practices and the terms of the contract. For the purpose of determining transaction prices, the Company assumes that the services will be transferred to the customer as promised in accordance with existing contracts and that the contracts will not be canceled, renewed, or modified.
The Company’s contracts with customers have fixed fee prices that are denominated per covered employee per month. The Company includes amounts of variable consideration in a contract’s transaction price only to the extent that it is probable that the amounts will not be subject to significant reversals (that is, downward adjustments to revenue recognized for satisfied performance obligations). In determining amounts of variable consideration to include in a contract’s transaction price, the Company relies on its experience and other evidence that supports its qualitative assessment of whether revenue would be subject to a significant reversal. The Company considers all the facts and circumstances associated with both the risk of a revenue reversal arising from an uncertain future event and the magnitude of the reversal if that uncertain event were to occur.
Cost of Revenue
Cost of revenues consists of (i) service fees, which primarily include vendor fees associated with the client’s benefit program selections, (ii) the direct labor cost associated with claim management and processing services, and (iii) direct labor costs associated with providing customer support and services to the clients, members, and other external stakeholders as well as direct labor costs associated with care and case management services.
Share-Based Compensation
The Company accounts for share-based awards issued to employees in accordance with ASC Topic 718, “Compensation—Stock Compensation”. In addition, the Company issues stock options to non-employees
in

exchange for consulting services and accounts for these in accordance with the provisions of Accounting Standards Update (“ASU”)
2018-07,
“Improvements to Nonemployee Share-Based Payment Accounting”. Compensation expense is measured at the grant date, based on the calculated fair value of the award, and recognized as an expense over the requisite service period, which is generally the vesting period of the award.
For modification of share-based payment awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, the Company records the remaining unrecognized compensation cost for the original cost for the original award on the modification date over the remaining vesting period for unvested awards.
The Company estimates the expected term of stock options granted to employees using the simplified method, whereby the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. For stock options granted to non-employees,
the contractual term of the option is utilized as the basis for the expected term assumption. All other assumptions used to calculate the grant date fair value are generally consistent with the assumptions used for options granted to employees. For purposes of calculating share-based compensation, the Company estimates the fair value of stock options using a Black-Scholes option-pricing model. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The expected volatility is primarily based on the historical volatility of peer company data while the expected life of the stock options is based on historical and other economic data trended into the future. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding to the expected option term. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.
If factors change and the Company employs different assumptions, share-based compensation expense may differ significantly from what has been recorded in the past. If there is a difference between the assumptions used in determining share-based compensation expense and the actual factors which become known over time, specifically with respect to anticipated forfeitures, the Company may change the input factors used in determining share-based compensation costs for future grants. These changes, if any, may materially impact the Company’s results of operations in the period such changes are made. Incremental compensation costs arising from subsequent modifications of awards after the grant date are recognized when incurred. In addition, the Company accounts for forfeitures of awards as they occur. For share-based awards that vest based on performance conditions, expense is recognized when it is probable that the conditions will be met.
Warrants to Acquire Common Shares:
The Company accounts for common stock warrants as either equity-classified or liability classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815 “Derivatives and Hedging” (“ASC 580”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Foreign Operations
Operations outside the United States include EYME. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.
Foreign Currency Translation
For
non-U.S.
operations, the functional currency is U.S. dollars since these operations are a direct and integral component or extension of the parent company’s operations. As a result, the transactions of those operations that are denominated in foreign currencies are re-measured
into U.S. dollars, and any resulting gains or losses are included in earnings.
Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of outstanding common shares for the period, considering the effect of participating securities. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During the periods when they are anti-dilutive, common stock equivalents, if any, are not considered in the computation. At December 31, 2022 and 2021, there were 957,930 and 639,030 common share equivalents, respectively. For the years ended December 31, 2022 and 2021, these potential shares were excluded from the shares used to calculate diluted net loss per share as their effect would have been antidilutive.
Segments
Operating segments are defined as components of an entity for which separate discrete financial information is available. The Chief Operating Decision Maker (“CODM”) reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment. The Company presents financial information about its operating segment and geographical areas in Note 12 to the consolidated financial statements.
Offering Costs
The Company capitalizes certain legal, accounting, and other third-party fees that are directly related to an equity financing that is probable of successful completion until such financing is consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are immediately written off to operating expenses in the accompanying consolidated statements of operations in the period of determination.
Leases
The Company’s leases are accounted for under FASB ASC Topic 842, “
Leases
”. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Operating lease liabilities are recorded based on the present value of lease payments over the expected lease term and adjusted for lease incentives. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Options to extend or terminate a lease are included in the calculation of the lease term to the extent that the option is reasonably certain of exercise. The right-of-use
(“ROU”) asset is based on the corresponding lease liability adjusted for certain costs such as initial direct costs, prepaid lease payments and lease incentives received. ROU assets are reviewed for impairment, consistent with other long-lived assets, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Lease incentives are recognized when earned and reduce our operating lease asset related to the lease. They are amortized through the operating lease assets as reductions of lease expense over the lease term.
Leases with an initial term of 12 months or less that do contain purchase options or renewal terms that the Company is reasonably certain to exercise are not recorded on the accompanying consolidated balance sheets. The Company recognizes the lease expense for such leases on a straight-line basis in the accompanying consolidated statements of operations over the lease term.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard, unless it chooses to early-adopt the new or revised accounting standard. Therefore, the Company’s consolidated financial statements may not be comparable to certain public companies.
Advertising
Advertising costs are expensed as incurred. Advertising costs amounted to $80,925 and $1,261,296 for the years ended December 31, 2022 and 2021, respectively.
Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU
2020-06.

ASU
2020-06
also requires that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or share. This amendment removes current guidance that allows an entity to rebut this presumption if it has a history or policy of cash settlement. Furthermore, ASU
2020-06
requires the application of the if converted method for calculating diluted earnings per share, and the treasury stock method will be no longer available. In addition, ASU
2020-06
clarifies that an average market price should be used to calculate the diluted EPS denominator in cases in which the exercise prices may change on the basis of an entity’s share price or changes in the entity’s share price may affect the number of shares that may be used to settle a financial instrument and that an entity should use the weighted-average share count from each quarter when calculating the year-to-date
weighted-average share. The provisions of ASU
2020-06
are applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The adoption of this standard did not have a material impact to the Company’s consolidated financial statements, since all of the Company’s convertible debt were converted to equity at the IPO or repaid during the year ended December 31, 2021.
Recently Issued Accounting Pronouncements
In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU
No. 2020-04
provides guidance on optional expedients for a limited time to ease the operational burden in accounting for (or recognizing the effects of) reference rate reform (LIBOR) on financial reporting. In December 2022, the FASB issued ASU
2022-06
Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848 (ASU
2022-06),
which extends the optional transition relief to ease the potential burden in accounting for reference rate reform on financial reporting. The transition relief is provided through December 31, 2024 based on the expectation that the LIBOR will cease to be published as of June 30, 2023. The amendments are effective prospectively at any point through December 31, 2024. The Company will continue to monitor new contracts that could potentially be eligible for contract modification relief through December 31, 2024.
In September 2022, the FASB issued ASU
No. 2022-04,
“Liabilities—Supplier Finance Programs (Subtopic
405-50):
Disclosure of Supplier Finance Program Obligations,” which is intended to enhance the transparency surrounding the use of supplier finance programs. The guidance requires companies that use supplier finance programs to make annual disclosures about the program’s key terms, the balance sheet presentation of related amounts, the confirmed amount outstanding at the end of the period and associated rollforward information. Only the amount outstanding at the end of the period must be disclosed in interim periods. The guidance does not affect the recognition, measurement or financial statement presentation of supplier finance program obligations. The guidance becomes effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the rollforward information, which is effective for fiscal years beginning after December 15, 2023. The Company does not have any supplier finance programs and does not believe the impact of adopting this accounting standard update will be material to the consolidated financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
“Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. For the Company, the new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.